Notes Payable	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Debt Disclosure [Abstract]
Notes Payable

Note 9 – Notes Payable

On October 26, 2018, Generex entered into a Securities Purchase Agreement with an investor pursuant to which the Company agreed to sell and sold its Note Due October 26, 2019 (“Note”) in the principal amount of $682,000. The purchase price of the Note was $550,000 from which Generex was required to pay the $15,000 fee of the investor’s counsel. The remaining $147,000 of principal amount represents original issue discount. The Note does not bear any stated interest in addition to the original issue discount. The effective interest is 27.5%.

On January 24, 2019, Generex entered into a Securities Purchase Agreement with an investor pursuant to which the Company agreed to sell and sold its convertible note bearing interest at 10% per annum (the “Notes”) in the principal amount of $530,000. The purchase price of the Notes was $505,000 and the remaining $25,000 of principal amount represents original issue discount. Pursuant to the Securities Purchase Agreement, Generex also sold warrants to the investors to purchase 30,285 shares of common stock with the fair value of the warrants as of the date of issuance in excess of the Notes resulting in full discount of the Notes.

In February 2019, Generex entered into Securities Purchase Agreements with two investors pursuant to which the Company agreed to sell and sold each investor a $750,000 convertible note bearing interest at 10% per annum (the “Notes”). The total purchase price of the Notes was $1,425,000 and the remaining $75,000 of principal amount represents original issue discount. Subject to certain ownership limitations, the Notes will be convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price determined as follows: the lesser of a price determined as of the date of closing; and 70% of the lowest trading price of the common stock on the ten days prior to conversion. The embedded conversion feature of these Notes was deemed to require bifurcation and liability classification, at fair value. Pursuant to the Securities Purchase Agreements, Generex also sold warrants to the investors to purchase up to an aggregate 102,143 shares of common stock. The fair value of the derivative liability and warrants as of the date of issuance was in excess of the Notes (Note 14) resulting in full discount of the Notes. One of the notes went into default during the quarter. Pursuant to a settlement agreement, the Company agreed to settle the debt by making a $900,000 payment and converting $350,000 of the remaining principal into common stock of the Company. The Company recognized a loss on settlement of debt of $403,214.

In April 2019, Generex entered into Securities Purchase Agreements with two investors pursuant to which the Company agreed to sell and sold convertible notes bearing interest at 10% per annum (the “Notes”) in the aggregate principal amount of $1,060,000. The purchase price of the Notes was $1,000,000 and the remaining $60,000 of principal amount represents original issue discount. Subject to certain ownership limitations, the Notes will be convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price determined as follows: the lesser of a price determined as of the date of closing; and 70% of the lowest trading price of the common stock on the ten days prior to conversion. The embedded conversion feature of these Notes was deemed to require bifurcation and liability classification, at fair value. Pursuant to the Securities Purchase Agreements, Generex also sold warrants to the investors to purchase up to an aggregate 176,968 shares of common stock. The fair value of the derivative liability and warrants as of the date of issuance was in excess of the Notes (Note 14) resulting in full discount of the Notes. During the quarter, $110,000 of principal was converted into common stock of the Company, leaving a remaining principal balance of $950,000 at October 31, 2019.

In May 2019, the Company consummated a Stock Purchase Agreement entered into January 14, 2019 to which the Company agreed to sell and sold $2,000,000 Promissory Note bearing interest at 7% per annum (the “Notes”) originally due and payable on August 1, 2019. The note remains active and interest has continued to accrue while new terms of the note are in process of being negotiated.

In July 2019, Generex entered into Securities Purchase Agreements with two investors pursuant to which the Company agreed to sell and sold convertible notes bearing interest at 9% per annum (the “Notes”) in the aggregate principal amount of $446,600. The purchase price of the Notes was $400,000 and the remaining $46,600 of principal amount represents original issue discount. Subject to certain ownership limitations, the Notes will be convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price determined as follows: the lesser of a price determined as of the date of closing; and 80% of the lowest volume weighted average trading price of the common stock on the ten days prior to conversion. The embedded conversion feature of these Notes was deemed to require bifurcation and liability classification, at fair value. The fair value of the derivative liability as of the date of issuance was $206,548 and was recorded as a discount of the Notes.

In August 2019, the Company borrowed $1,000,000 from an investor, bearing 10% interest per annum, with an original issue discount of $150,000. $1,150,000 is due in one year from the date of issuance.

In August and September 2019, the Company entered into Securities Purchase Agreements with three investors pursuant to which the Company agreed to sell and sold convertible notes bearing interest between 9% and 10% per annum (the “Notes”) in the aggregate principal amount of $2,222,500. The purchase price of the Notes was $1,976,745 and the remaining $245,755 of principal amount represents original issue discount. Subject to certain ownership limitations, the Notes will be convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price determined as follows: 80% of the lowest trading price of the common stock on the ten or twenty days prior to conversion. The embedded conversion feature of these Notes was deemed to require bifurcation and liability classification, at fair value. The fair value of the derivative liability as of the date of issuance was $1,052,349 and was recorded as a discount of the Notes.

For the quarter ending October 31, 2019, amortization of debt discount was $2,065,835 leaving a remaining debt discount balance as of October 31, 2019 of $1,473,842.

On December 28, 2017, the Company through its wholly owned subsidiary NuGenerex, completed the acquisition of the assets and 100% of the membership interests of two pre-operational pharmacies, Empire State Pharmacy Holdings, LLC and Grainland Pharmacy Holdings, LLC, pursuant to the bills of sale for a consideration of $320,000 Promissory Note due and payable in full on June 28, 2018 bearing an annual interest rate of 3%. The note was extended by six months and set to mature with the same terms on December 28, 2018. The note remains active and interest has continued to accrue while new terms of the note are in process of being negotiated.

Pursuant to the second closing of the acquisition of certain operating assets of Veneto Holdings, L.L.C. and its affiliates, Generex’s wholly owned subsidiary agreed to assume outstanding debt of Veneto subsidiaries to Compass Bank, including obligations under a term loan and a revolving line of credit. Claiming three separate types of default, Compass Bank has demanded payment in full of amounts due under the term loan and revolving line of credit, in an aggregate amount of approximately $3,413,000. Generex believes it has defenses to such demand, including that the bank was not an intended beneficiary of the subsidiary’s agreement to assume the debt.

Pursuant to its acquisition of Regentys, the Company inherited convertible notes with several investors which collectively held a principal plus of $615,000 as of the date of acquisition. As of October 31, 2019, the remaining principal balance was $349,656 with an unamortized debt discount balance of $3,719. These notes have an accrued interest balance of $39,191 as of October 31, 2019.

Note 9 – Notes Payable

On October 26, 2018, Generex entered into a Securities Purchase Agreement with an investor pursuant to which the Company agreed to sell and sold its Note Due October 26, 2019 (“Note”) in the principal amount of $682,000. The purchase price of the Note was $550,000 from which Generex was required to pay the $15,000 fee of the investor’s counsel. The remaining $147,000 of principal amount represents original issue discount. The Note does not bear any stated interest in addition to the original issue discount. The effective interest is 27.5%.

On November 25, 2018, Generex entered into a Securities Purchase Agreement with an investor pursuant to which the Company agreed to sell and sold its Note due November 26, 2019 (“Note”) in the principal amount of $1,060,000. The purchase price of the Note was $1,000,000. The remaining $60,000 of principal amount represents original issue discount. The Note does not bear any stated interest in addition to the original issue discount. In May 2019, the Company issued 400,000 shares of common stock for full satisfaction of this Note.

On January 24, 2019, Generex entered into Securities Purchase Agreements with three investors pursuant to which the Company agreed to sell and sold convertible notes bearing interest at 10% per annum (the “Notes”) in the aggregate principal amount of $2,110,000. The purchase price of the Notes was $2,010,000 and the remaining $100,000 of principal amount represents original issue discount. Subject to certain ownership limitations, the Notes will be convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price determined as follows: the lesser of a price determined as of the date of closing; and 70% of the lowest trading price of the common stock on the ten days prior to conversion. The embedded conversion feature of these Notes was deemed to require bifurcation and liability classification, at fair value. Pursuant to the Securities Purchase Agreements, Generex also sold warrants to the investors to purchase up to an aggregate 120,570 shares of common stock. The fair value of the derivative liability and warrants as of the date of issuance was in excess of the Notes (Note 14) resulting in full discount of the Notes. In July 2019, the Company issued 1,065,826 shares of common stock for the conversion of $1,425,000 of principal and $76,976 of accrued interest. Out of the 1,065,826 shares, 266,793 were recorded as common stock payable until the shares were delivered in August 2019.

In February 2019, Generex entered into Securities Purchase Agreements with two investors pursuant to which the Company agreed to sell and sold convertible notes bearing interest at 10% per annum (the “Notes”) in the aggregate principal amount of $1,500,000. The purchase price of the Notes was $1,425,000 and the remaining $75,000 of principal amount represents original issue discount. Subject to certain ownership limitations, the Notes will be convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price determined as follows: the lesser of a price determined as of the date of closing; and 70% of the lowest trading price of the common stock on the ten days prior to conversion. The embedded conversion feature of these Notes was deemed to require bifurcation and liability classification, at fair value. Pursuant to the Securities Purchase Agreements, Generex also sold warrants to the investors to purchase up to an aggregate 102,143 shares of common stock. The fair value of the derivative liability and warrants as of the date of issuance was in excess of the Notes (Note 14) resulting in full discount of the Notes.

In April 2019, Generex entered into Securities Purchase Agreements with two investors pursuant to which the Company agreed to sell and sold convertible notes bearing interest at 10% per annum (the “Notes”) in the aggregate principal amount of $1,060,000. The purchase price of the Notes was $1,010,000 and the remaining $50,000 of principal amount represents original issue discount. Subject to certain ownership limitations, the Notes will be convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price determined as follows: the lesser of a price determined as of the date of closing; and 70% of the lowest trading price of the common stock on the ten days prior to conversion. The embedded conversion feature of these Notes was deemed to require bifurcation and liability classification, at fair value. Pursuant to the Securities Purchase Agreements, Generex also sold warrants to the investors to purchase up to an aggregate 176,968 shares of common stock. The fair value of the derivative liability and warrants as of the date of issuance was in excess of the Notes (Note 14) resulting in full discount of the Notes.

In May 2019, the Company consummated a Stock Purchase Agreement entered into January 14, 2019 to which the Company agreed to sell and sold $2,000,000 Promissory Note bearing interest at 7% per annum (the “Notes”) originally due and payable on August 1, 2019. The note remains active and interest has continued to accrue while new terms of the note are in process of being negotiated.

In July 2019, Generex entered into Securities Purchase Agreements with two investors pursuant to which the Company agreed to sell and sold convertible notes bearing interest at 9% per annum (the “Notes”) in the aggregate principal amount of $446,600. The purchase price of the Notes was $400,000 and the remaining $46,600 of principal amount represents original issue discount. Subject to certain ownership limitations, the Notes will be convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price determined as follows: the lesser of a price determined as of the date of closing; and 80% of the lowest volume weighted average trading price of the common stock on the ten days prior to conversion. The embedded conversion feature of these Notes was deemed to require bifurcation and liability classification, at fair value. The fair value of the derivative liability as of the date of issuance was $206,548 and was recorded as a discount of the Notes.

For the year ending July 31, 2019, amortization of debt discount was $3,008,849 leaving a remaining debt discount balance as of July 31, 2019 of $1,938,994.

On December 28, 2017, the Company through its wholly owned subsidiary NuGenerex, completed the acquisition of the assets and 100% of the membership interests of two pre-operational pharmacies, Empire State Pharmacy Holdings, LLC and Grainland Pharmacy Holdings, LLC, pursuant to the bills of sale for a consideration of $320,000 Promissory Note due and payable in full on June 28, 2018 bearing an annual interest rate of 3%. The note was extended by six months and set to mature with the same terms on December 28, 2018. The note remains active and interest has continued to accrue while new terms of the note are in process of being negotiated.

Pursuant to the second closing of the acquisition of certain operating assets of Veneto Holdings, L.L.C. and its affiliates, Generex’s wholly owned subsidiary agreed to assume outstanding debt of Veneto subsidiaries to Compass Bank, including obligations under a term loan and a revolving line of credit. Claiming three separate types of default, Compass Bank has demanded payment in full of amounts due under the term loan and revolving line of credit, in an aggregate amount of approximately $3,413,000. Generex believes it has defenses to such demand, including that the bank was not an intended beneficiary of the subsidiary’s agreement to assume the debt.

Pursuant to its acquisition of Regentys, the Company inherited convertible notes with several investors which collectively held a principal plus of $615,000 as of the date of acquisition. During the year ended July 31, 2019, $187,500 was converted into common stock of Regentys and $51,625 was repaid in cash. As of July 31, 2019, the remaining principal balance was $353,375 with an unamortized debt discount balance of $3,719. These notes have an accrued interest balance of $24,940 as of July 31, 2019.

Deferred Tax Liability

As a result of the acquisition of Regentys and Olaregen, the purchase price allocation attributed to deferred tax liability was $889,782 and $1,040,173, respectfully. The Company has deferred tax assets of over $68 million with a full allowance equally to the to the amount of the deferred tax asset. Although the Company deferred tax assets are in excess of deferred tax liabilities totaling $1,502,122 , the Company cannot offset the deferred tax liabilities against its deferred tax assets since the Company acquired less than the 80% of both Regentys and Olaregen preventing the Company to consolidate its income tax returns with Regentys and Olaregen for tax purposes. Therefore, the deferred tax liabilities will be reported separately until such time that the Company determines otherwise. In addition, the Company acquired approximately 51% of each of Regentys and Olaregen, less than the 80% required to permit the Company to consolidate with Regentys and Olaregen for tax purposes. Therefore, the deferred tax liabilities will be reported separately until such time that the Company determines otherwise.